Noncontrolling Interest	6 Months Ended
Jun. 26, 2011
Noncontrolling Interest
Noncontrolling Interest

18. NONCONTROLLING INTEREST

In April 2007, the Company purchased a 49% ownership interest in Merit Provisions LLC ("Merit"). Until March 2011, Merit purchased inventory from the Company for ultimate distribution to a major foodservice company. In June 2011, the Company purchased the remaining 51% ownership interest in Merit from J.O.Y. Products Corporation for $2.5 million.